CASH AND INVESTMENTS - DOLLAR THRIFTY	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc
CASH AND INVESTMENTS
Cash and Cash Equivalents and Restricted Cash and Cash Equivalents
We consider all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.
Restricted cash and cash equivalents includes cash and cash equivalents that are not readily available for our normal disbursements. Restricted cash and cash equivalents are restricted for the purchase of revenue earning vehicles and other specified uses under our Fleet Debt facilities, for our Like-Kind Exchange Program, or "LKE Program," and to satisfy certain of our self-insurance regulatory reserve requirements. As of June 30, 2013 and December 31, 2012, the portion of total restricted cash and cash equivalents that was associated with our Fleet Debt facilities and LKE Program was $351.6 million and $494.0 million, respectively. The decrease in restricted cash and cash equivalents associated with our fleet of $142.4 million from December 31, 2012 to June 30, 2013 was primarily related to the timing of purchases and sales of revenue earning vehicles.

2. CASH AND INVESTMENTS

        Cash and Cash Equivalents—Cash and cash equivalents include cash on hand and on deposit, including highly liquid investments with initial maturities of three months or less. Book overdrafts represent outstanding checks not yet presented to the bank and are included in accounts payable to reflect the Company's outstanding obligations. At September 30, 2012 and December 31, 2011, there was $13.3 million and $19.0 million, respectively, in book overdrafts included in accounts payable. These amounts do not represent bank overdrafts, which would constitute checks presented in excess of cash on hand, and would be effectively a loan to the Company.

        Restricted Cash and Investments—Restricted cash and investments are restricted for the acquisition of vehicles and other specified uses under the rental car asset-backed note indenture and other agreements. A portion of these funds is restricted due to the like-kind exchange tax program for deferred tax gains on eligible vehicle remarketing. As permitted by the indenture, these funds are primarily held in highly rated money market funds with investments primarily in government and corporate obligations. Restricted cash and investments are excluded from cash and cash equivalents.